Significant Accounting Policies (Details Narrative)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Sep. 24, 2024 USD ($)	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)
Reorganization, Chapter 11 [Line Items]
Bank balances in interest bearing accounts			$ 250,000
Research and development expenses			$ 0	$ 39,558
Number of operating segment | Segment			1
Net Income (Loss) Attributable to Parent	$ (862,791)	$ (654,640)	$ (6,278,191)	$ (1,517,431)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%
Deferred Tax Assets, Gross	181,186		$ 1,499,644	$ 181,186
Deferred tax assets valuation allowance	181,186		$ 1,499,644	$ 181,186
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Research and development expenses		$ 39,558
Successor [Member]
Reorganization, Chapter 11 [Line Items]
Research and development expenses	$ 0